Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Right of Use (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	€ 8,228
Ending balance	7,278
GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	11,991
Increase	379
Decrease	(1,715)
FX rate impact	150
Reclassification	0
Ending balance	10,805
ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(3,763)
Decrease	1,050
FX rate impact	(39)
Reclassification	0
Increase	(775)
Ending balance	(3,527)
Buildings
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	8,197
Ending balance	6,913
Buildings | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	10,846
Increase	0
Decrease	(1,715)
FX rate impact	145
Reclassification	0
Ending balance	9,276
Buildings | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(2,649)
Decrease	1,050
FX rate impact	(38)
Reclassification	0
Increase	(726)
Ending balance	(2,363)
Plant, equipment and tooling
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	0
Ending balance	343
Plant, equipment and tooling | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	954
Increase	376
Decrease	0
FX rate impact	5
Reclassification	0
Ending balance	1,335
Plant, equipment and tooling | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(954)
Decrease	0
FX rate impact	(1)
Reclassification	0
Increase	(37)
Ending balance	(992)
Transport equipment
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	31
Ending balance	22
Transport equipment | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	73
Increase	3
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	76
Transport equipment | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(42)
Decrease	0
FX rate impact	0
Reclassification	0
Increase	(12)
Ending balance	(54)
Office equipment and computers
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	0
Ending balance	0
Office equipment and computers | GROSS VALUE
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	118
Increase	0
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	118
Office equipment and computers | ACCUMULATED DEPRECIATION
Disclosure Of Detailed information Of Right Of Use [Line Items]
Beginning balance	(118)
Decrease	0
FX rate impact	0
Reclassification	0
Increase	0
Ending balance	€ (118)